Employee Benefit Plan	9 Months Ended
Sep. 30, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan	Employee Benefit PlanThe Company has a 401(k) plan (“the Plan”) covering all eligible employees in the United States. The Company is allowed to make discretionary profit sharing and qualified non-elective contributions as defined by the Plan and as approved by the Board of Directors. Through December 31, 2020, the Company did not match eligible participants’ 401(k) contributions. As of January 1, 2021, the Company began matching a portion of eligible participants’ 401(k) contributions. No discretionary profit-sharing contributions have been made to date.Employee Benefit PlanThe Company has a 401(k) plan (“the Plan”) covering all eligible employees in the United States. The Company is allowed to make discretionary profit sharing and qualified non-elective contributions as defined by the Plan and as approved by the Board of Directors. As of January 1, 2021, the Company began matching a portion of eligible participants’ 401(k) contributions. No discretionary profit-sharing contributions have been made to date.